INVESTMENT IN JOINT VENTURES - Summary of Changes to Investments in Joint Ventures (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint ventures [line items]
Beginning balance	R$ 11,742,442	R$ 11,221,356
Interest in earnings (losses) of joint ventures	(1,229,980)	1,695,945	R$ (92,179)
Asset and liability valuation adjustment	139,892	(7,428)
Capital increase	12,337	47,300
Dividends	(119,647)	(1,214,731)
Ending balance	R$ 10,545,044	11,742,442	11,221,356
Raizen S A [Member]
Disclosure of joint ventures [line items]
Shares issued by the joint venture	10,352,509,484
Shares held by Cosan	4,557,597,117
Ownership percentage (directly and indirectly)	30.87%
Beginning balance	R$ 11,693,876	11,221,356
Interest in earnings (losses) of joint ventures	(1,218,804)	1,694,679
Asset and liability valuation adjustment	139,892	(7,428)
Capital increase
Dividends	(119,647)	(1,214,731)
Ending balance	R$ 10,495,317	11,693,876	11,221,356
Raizen S A [Member] | Direct
Disclosure of joint ventures [line items]
Ownership percentage (directly and indirectly)	5.01%
Raizen S A [Member] | Indirect
Disclosure of joint ventures [line items]
Ownership percentage (directly and indirectly)	25.86%
Terminal Alvorada S.A [Member]
Disclosure of joint ventures [line items]
Shares issued by the joint venture	100,197,076
Shares held by Cosan	50,098,538
Ownership percentage (directly and indirectly)	50.00%
Beginning balance	R$ 48,566
Interest in earnings (losses) of joint ventures	(7,445)	1,266
Asset and liability valuation adjustment
Capital increase		47,300
Dividends
Ending balance	R$ 41,121	48,566
Terminal Alvorada S.A [Member] | Direct
Disclosure of joint ventures [line items]
Ownership percentage (directly and indirectly)	50.00%
Terminal Alvorada S.A [Member] | Indirect
Disclosure of joint ventures [line items]
Ownership percentage (directly and indirectly)
Radar Gestão de Investimentos S.A. [Member]
Disclosure of joint ventures [line items]
Shares issued by the joint venture	24,800,000
Shares held by Cosan	12,400,000
Ownership percentage (directly and indirectly)	50.00%
Beginning balance
Interest in earnings (losses) of joint ventures	(3,731)
Asset and liability valuation adjustment
Capital increase	12,337
Dividends
Ending balance	R$ 8,606
Radar Gestão de Investimentos S.A. [Member] | Direct
Disclosure of joint ventures [line items]
Ownership percentage (directly and indirectly)	50.00%
Capital increase	R$ 12,337
Radar Gestão de Investimentos S.A. [Member] | Indirect
Disclosure of joint ventures [line items]
Ownership percentage (directly and indirectly)